Interests in Unconsolidated Structured Entities (Tables)	12 Months Ended
Dec. 31, 2019
Investments accounted for using equity method [abstract]
Summary of Unconsolidated Structured Entities and Nature of Risks
Details of scale of unconsolidated structured entities and nature of the risks associated with an entity’s interests in unconsolidated structured entities as at December 31, 2018 and 2019, are as follows:

	December 31, 2018
(In millions of Korean won)	Real Estate Finance		PEF and Investment Funds		Asset Securitization		Total
Total assets of unconsolidated structured entities	￦	1,429,910	￦	3,701,718	￦	2,751,208	￦	7,882,836
Assets recognized in statement of financial position
Other financial assets	￦	24,421	￦	94,075	￦	—	￦	118,496
Joint ventures and associates		7,293		166,159		—		173,452

Total	￦	31,714	￦	260,234	￦	—	￦	291,948

Maximum loss exposure 1
Investment assets	￦	31,714	￦	260,234	￦	—	￦	291,948

Total	￦	31,714	￦	260,234	￦	—	￦	291,948

1
It includes the investments recognized in the Group’s consolidated financial statements and the amounts which are probable to be determined when certain conditions are met by agreements including purchase agreements, credit granting and others.

(In millions of Korean won)	December 31, 2019
	Real Estate Finance		PEF and Investment Funds		Asset Securitization		Total
Total assets of unconsolidated structured entities	￦	1,595,895	￦	4,060,992	￦	2,562,931	￦	8,219,818
Assets recognized in statement of financial position
Other financial assets	￦	15,816	￦	100,496	￦	—	￦	116,312
Joint ventures and associates		8,542		192,022		—		200,564

Total	￦	24,358	￦	292,518	￦	—	￦	316,876

Maximum loss exposure 1
Investment assets	￦	24,358	￦	292,518	￦	—	￦	316,876

Total	￦	24,358	￦	292,518	￦	—	￦	316,876

1
It includes the investments recognized in the Group’s consolidated financial statements and the amounts which are probable to be determined when certain conditions are met by agreements including purchase agreements, credit granting and others.